Debt - Summary Of Future Principal Payment Of Long Term Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Maturities Of Long Term Debt [Line Items]
Remainder of 2022		$ 37,176
2023		13,916
2024		11,972
2025 and thereafter		2,657
Total		$ 65,721
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Schedule Of Maturities Of Long Term Debt [Line Items]
Remainder of 2022	$ 4,662
2023	14,226
2024	10,998
2025 and thereafter	2,500
Total	$ 32,386